Deferred expenses	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Deferred expenses
22 Deferred expenses

	2024	2023

Deferred transaction costs for investment management services	490	447

Current	22	20

Non-current	468	427

Deferred transaction costs

On January 1, 2024	447

Costs deferred during the year	35

Amortization through income statement	(22)

Net exchange differences	30

On December 31, 2024	490

On January 1, 2023	452

Costs deferred during the year	29

Amortization through income statement	(21)

Net exchange differences	(14)

On December 31, 2023	447